Management of financial risk - Movements in the impairment loss allowance of contract assets of implementation service (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Movements in the impairment loss allowance of contract assets of implementation service
Beginning of the year	¥ (19,881)
End of the year	(54,795)	¥ (19,881)
Credit risk | Trade receivable and contract asset
Movements in the impairment loss allowance of contract assets of implementation service
Beginning of the year	(45,944)	(13,128)
Additions of impairment loss	(128,437)	(34,243)
Addition from acquisition of subsidiary		(2,186)	¥ (13,681)
Reversal of impairment loss	9,494	531	553
Writeoff	67,644	3,082
End of the year	¥ (97,243)	¥ (45,944)	¥ (13,128)